13. Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based compensation	$ 0	$ 0	$ 316,685
2008 Plan
Shares authorized under plan	500,000